Related party transactions	12 Months Ended
Dec. 31, 2014
Related party transactions [Abstract]
Related party transactions
22.	Related party transactions

The table below sets forth the related parties and their relationships with the Group:

Related party	Relationship with the Group
Mr. Chen	a shareholder and a director of the Company
Mr. Ko	a director of the Company
Mr. Anfernee Song Guan (“Mr. Guan”)	a director of the Company
Mr. Jun Zou (“Mr. Zou”)	Chief Financial Officer
Ultimate Lenovo Limited	a shareholder
Legend Star	a related party of a shareholder
Tianren Hudong	an equity investee
Beintoo China Co., Ltd. (“Beintoo China”)	an equity investee
Guangzhou Grape	an equity investee
Shenzhen Tencent Computer Systems Company Limited (“Shenzhen Tencent”)	a related party of a shareholder

As of December 31, 2013 and 2014, the amounts due from/(to) related parties were as follows:

	As of December 31,
	2013	2014
	RMB'000	RMB'000

Advance to Mr. Chen (Note i)	—	84
Advance to Mr. Ko (Note i)	56	470
Advance to Mr. Guan (Note i)	—	261
Advance to Mr. Zou (Note i)	—	307
Due from Tianren Hudong (Note ii)	—	1,390
Due from Beintoo China (Note ii)	—	1,105
Due from Tencent (Note iii)	—	12,660

	56	16,277

Due to Mr. Chen	(196)	—
Due to Guangzhou Grape (iv)	—	(6,000)
Due to Tianren Hudong (iv)	—	(4,000)
Due to Ultimate Lenovo Limited (v)	(8,683)	(8,706)
	(8,879)	(18,706)

Note i:

Amounts due from these directors and officers are relate to advances made to them for business purposes.

Note ii:

Amounts due from Tianren Hudong and Beintoo China are related to the amounts paid on behalf of these entities.

Note iii:

In January 2013, Shenzhen iDreamSky and Shenzhen Tencent entered into a mobile games channel promotion framework agreement, pursuant to which Shenzhen Tencent will provide to Shenzhen iDreamSky certain Android version of mobile games to be published on Shenzhen iDreamSky's platforms in the PRC. Shenzhen Tencent and Shenzhen iDreamSky adopt a revenue sharing arrangement for the total revenue generated from publishing such mobile games on Shenzhen iDreamSky's platforms. During the year ended December 31, 2014, the relevant revenue recorded by Shenzhen iDreamsky was RMB10,408,000.

In September 2013, Shenzhen iDreamSky also entered into a mobile license and distribution agreement with Shenzhen Tencent and Tencent Technology (Shenzhen) Company Limited (collectively referred to as “Tencent”), and Halfbrick Studios Pty. Ltd., (“Halfbrick”). Pursuant to the agreement Shenzhen iDreamSky and Halfbrick shall provide an exclusive mobile version of a game to Tencent for Tencent's distribution and operation on its platforms. Tencent will share the gross billings generated by the game pursuant to the revenue sharing arrangement under the agreement with Shenzhen iDreamSky and Halfbrick. During the year 2014, the amount of gross revenue generated from the aforesaid arrangement was RMB9,738,000.

Note iv:

Amounts due to Guangzhou Grape and Tianren Hudong are related to the unpaid investment cost.

Note v:

Amounts due to Ultimate Lenovo Limited are related to the unpaid cost for repurchase of series A convertible redeemable preferred shares.

The other receivables/payables due from/to related parties are unsecured, interest-free and payable on demand.